Fair Value Measurements - Schedule of Fair Value Notes Payable of Business Acquisition and Warrant Liability (Details) - Fair Value, Recurring [Member] - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value at Beginning Balance	$ 194	$ 354
Fair value at Ending Balance	26	194	$ 354
Warrant [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value at Beginning Balance	178	248
Fair value at Ending Balance	26	178	248
Fair Value, Inputs, Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value at Beginning Balance	194	354
Fair value at Ending Balance	26	194	354
Fair Value, Inputs, Level 3 [Member] | Earn-Out [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets fair value at January 1, 2020	1,103
Receipts received during period	(250)	(338)
Change in fair value	(65)	(935)
Settlement of liability
Assets fair value at June 30, 2020	788	1,103
Fair value at Beginning Balance
Fair value at Ending Balance
Fair Value, Inputs, Level 3 [Member] | Notes Payable, Other Payables [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value at Beginning Balance	16	20	156
Receipts received during period
Change in fair value	(4)	4	136
Settlement of liability	(12)
Fair value at Ending Balance		16	20
Fair Value, Inputs, Level 3 [Member] | Warrant [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value at Beginning Balance	178	248	4,403
Receipts received during period
Change in fair value	(152)	70	3,732
Settlement of liability
Fair value at Ending Balance	$ 26	$ 178	$ 248